Document and Entity Information	Aug. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 23, 2024
Entity Registrant Name	CAPRI HOLDINGS LTD
Entity File Number	001-35368
Entity Incorporation State Country Code	D8
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	90 Whitfield Street
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	W1T 4EZ
Country Region	44
City Area Code	207
Local Phone Number	632 8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, no par value
Trading Symbol	CPRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed by Capri Holdings Limited (the “Company”) solely to replace an incorrect version of Exhibit 10.1 to the original Current Report on Form 8-K filed on August 23, 2024 (the “Original Report”). Except as set forth herein, the remainder of the Original Report remains unchanged.
Entity Central Index Key	0001530721